Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2010
Comprehensive Income and Shareholders' Equity Tables [Abstract]
Schedule Of Accumulated Other Comprehensive Income [Table Text Block]

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2010	2009

Cumulative Translation Adjustment	$134.5	$161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1.0)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)

	$43.6	$92.0